Commitments And Contingencies (Tables)	12 Months Ended
Aug. 31, 2020
Commitments And Contingencies [Abstract]
Long-Term Operating Commitments
	Purchase Obligations(1)	Property, Plant and Equipment
Within one year	501	184
1 to 3 years	311	30
3 to 5 years	232	3
Over 5 years	114	-
	1,158	217